SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2014
Computer hardware
Property, Plant and Equipment [Line Items]
Amortization rate	30.00%
Amortization methods	straight-line
Computer software
Property, Plant and Equipment [Line Items]
Amortization rate	50.00%
Amortization methods	declining-balance
Office furniture
Property, Plant and Equipment [Line Items]
Amortization rate	20.00%
Amortization methods	declining-balance
Equipment
Property, Plant and Equipment [Line Items]
Amortization rate	30.00%
Amortization methods	declining-balance
Leasehold improvements
Property, Plant and Equipment [Line Items]
Amortization methods	straight-line over the term of the lease